Net Loss per Common Share - Calculation of Net Loss and Number of Shares Used to Compute Basic and Diluted Earnings per Share (Parenthetical) (Details)	May 02, 2018	Nov. 06, 2017
Earnings Per Share [Abstract]
Reverse stock split	1:500	1:350
Reverse stock split ratio	0.002	0.0029